Notes to the Consolidated Statements of Financial Position - Summary Of Allocation Of Deferred Taxes From Temporary Differences To The Respective Assets And Liabilties (Details) - EUR (€)
€ in Millions
	Sep. 30, 2021	Sep. 30, 2020
Non-current assets
Deferred tax assets, Other financial assets		€ 0.9
Deferred tax liabilities, Intangible assets	€ 51.4	51.7
Deferred tax liabilities, Property, plant and equipment	0.2	1.2
Deferred tax liabilities, Right-of-use assets (IFRS 16)	18.0	8.9
Current assets [abstract]
Deferred tax assets, Trade and other receivables	0.9	0.4
Deferred tax liabilities, Inventories	1.1	0.9
Deferred tax liabilities, Other assets	0.3	0.7
Non-current liabilities
Deferred tax assets, Financial liabilities	15.8	8.3
Deferred tax liabilities, Financial liabilities		1.1
Current liabilities
Deferred tax assets, Financial liabilities	3.6	2.8
Deferred tax assets, Other provisions	0.3	0.2
Deferred tax assets, Trade payables and other liabilities	0.5	0.8
Deferred tax assets, Other liabilities	0.2	0.4
Deferred tax assets, Total temporary differences	21.3	13.8
Deferred tax assets, Tax loss and interest carryforwards	10.9	11.1
Deferred tax assets, Total	32.2	24.9
Deferred tax liabilities, Other provisions	0.0
Deferred tax liabilities, Trade payables and other liabilities	0.8
Deferred tax liabilities, Other liabilities	0.5
Deferred tax liabilities, Total temporary differences	72.3	64.5
Deferred tax liabilities, Total	72.3	64.5
Deferred tax assets, Offset	(32.2)	(24.9)
Deferred tax liabilities, Offset	(32.2)	(24.9)
Total, Liabilities	€ 40.1	€ 39.6